UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/    Joel Brebbia             New York, NY               08/11/04
       ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             56
                                               -------------

Form 13F Information Table Value Total:       $    1,030,995
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                    TITLE OF                VALUE      SHARES/   SH/  PUT /   INV    OTHER
NAME OF ISSUER                      CLASS       CUSIP       (X$1000)   PRN AMT   PRN  CALL    DISC   MGRS   SOLE      SHARED   NONE

3COM CORP                           COM         885535104      5156     825000   SH           SOLE          825000
ABX AIR INC                         COM         00080S101      8729    1278000   SH           SOLE          1278000
AFC ENTERPRISES INC                 COM         00104Q107     25653    1193158   SH           SOLE          1193158
ARCH CAPITAL GROUP LTD              COM         G0450A105     20526     514700   SH           SOLE          514700
ASSURANT INC                        COM         04621X108     39570    1500000   SH           SOLE          1500000
AXIS CAPITAL HOLDINGS LTD           COM         G0692U109     14000     500000   SH           SOLE          500000
BANTA CORP                          COM          66821109     33898     763300   SH           SOLE          763300
BOISE CASCADE CORP                  COM          97383103     30880     820400   SH           SOLE          820400
BOSTON SCIENTIFIC CORP              COM         101137107     42813    1000300   SH           SOLE          1000300
CABLEVISION SYSTEMS CORP CL A       COM         12686C109     10808     550000   SH           SOLE          550000
CENTERPOINT ENERGY INC              COM         15189T107     22794    1982100   SH           SOLE          1982100
CITIZENS FIRST FINANCIAL CORP       COM         174623108      2743     119435   SH           SOLE          119435
CLEVELAND CLIFFS INC                COM         185896107      8109     143800   SH           SOLE          143800
COBRA  ELECTRONICS CORP             COM         191042100      5725     632580   SH           SOLE          632580
CONSECO INC                         COM         208464883     28397    1427000   SH           SOLE          1427000
COPART INC                          COM         217204106     81718    3060600   SH           SOLE          3060600
CORNELL CORRECTIONS INC             COM         219141108      7881     579500   SH           SOLE          579500
CROWN HOLDINGS INC                  COM         228368106     35634    3574100   SH           SOLE          3574100
DANIELSON HOLDING CORP              COM         236274106      4226     611600   SH           SOLE          611600
EXIDE TECHNOLOGIES                  COM         302051206     11248     550000   SH           SOLE          550000
FALCON FINANCIAL INVESTMENT         COM         306032103      2325     298110   SH           SOLE          298110
FPIC INSURANCE GROUP INC            COM         302563101      8434     341596   SH           SOLE          341596
HANDLEMAN CO                        COM         410252100     27676    1195000   SH           SOLE          1195000
HAYES LAMMERZ INTL INC NEW          COM         420781304      7325     485078   SH           SOLE          485078
HOLLY CORP NEW                      COM         435758305     16056     429300   SH           SOLE          429300
HYPERCOM CORP                       COM         44913M105     14877    1760600   SH           SOLE          1760600
INTERCEPT GROUP INC                 COM         45845L107     32469    1982237   SH           SOLE          1982237
IVAX CORP                           COM         465823102     15603     650400   SH           SOLE          650400
JACKSON HEWITT TAX SERVICE INC      COM         468202106     25902    1480100   SH           SOLE          1480100
JOHN H HARLAND CO                   COM         412693103     34231    1166300   SH           SOLE          1166300
JONES APPAREL GROUP INC             COM         480074103     27600     699100   SH           SOLE          699100
KEY ENERGY GROUP INC                COM         492914106     10856    1150000   SH           SOLE          1150000
KLA-TENCOR CORP                     COM         482480100      4938     100000   SH           SOLE          100000
KMART HOLDINGS CORP                 COM         498780105      9262     129000   SH           SOLE          129000
LANDAMERICA FINANCIAL GROUP         COM         514936103     13419     344700   SH           SOLE          344700
LIPMAN ELECTRONIC ENGINEERING       COM         M6772H101     35785     693500   SH           SOLE          693500
LODGIAN INC                         COM         54021P403      2638     250000   SH           SOLE          250000
LOUISIANA PACIFIC CORP              COM         546347105     10217     432000   SH           SOLE          432000
MAGELLAN HEALTH SERVICES INC        COM         559079207     37781    1129477   SH           SOLE          1129477
MDC PARTNERS INC NEW CL A           COM         552697104      9885     824414   SH           SOLE          824414
MERISTAR HOSPITALITY CORP           COM         58984Y103      2365     345800   SH           SOLE          345800
MGIC INVESTMENT CORP-WIS            COM         552848103     40403     532600   SH           SOLE          532600
MI DEVELOPMENTS INC                 COM         55304X104     24092     892300   SH           SOLE          892300
MICROSOFT CORP                      COM         594918104     15708     550000   SH           SOLE          550000
MTR GAMING GROUP INC                COM         553769100      6071     554396   SH           SOLE          554396
NBTY INC                            COM         628782104     11744     399600   SH           SOLE          399600
NEW CENTURY FINANCIAL CORP          COM         64352D101     16870     360321   SH           SOLE          360321
NOVOSTE CORP                        COM         67010C100      5839    2130920   SH           SOLE          2130920
NTL INC DEL                         COM         62940M104      5468     94900    SH           SOLE          94900
PEABODY ENERGY CORPORATION          COM         704549104     22788     407000   SH           SOLE          407000
RADIOLOGIX INC                      COM         75040K109      8675    1919200   SH           SOLE          1919200
SEPRACOR INC                        COM         817315104     12479     235900   SH           SOLE          235900
SITEL CORP.                         COM         82980K107      3903     924900   SH           SOLE          924900
TOYS R US INC                       COM         892335100      1593     100000   SH           SOLE          100000
UNITED STATES STL CORP NEW          COM         912909108     32486     925000   SH           SOLE          925000
WILLIAMS COMPANIES INC              COM         969457100     32725    2750000   SH           SOLE          2750000